FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Sensitivity Analyses (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) item	Dec. 31, 2016 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debentures issued, option to convert on actual settlement provided in contractual clause	50.00%
Gain on embedded derivatives related to debentures convertible into stock	R$ 237,386	R$ 218,714
Percentage of common stock, option to convert on actual settlement provided in contractual clause	50.00%
Number of categories of potential dilutive common shares in circulation | item	1
Embedded derivatives related to debentures convertible into stock
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain on embedded derivatives related to debentures convertible into stock	R$ 4,131	R$ 36,252
Convertible debentures	39,885
TJLP (long-term interest rate) | Scenario (25%)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement in assumptions of decrease in interest rates, sensitivity analysis	19,564
Impact on income statement in assumptions of increase in interest rates, sensitivity analysis	26,180
TJLP (long-term interest rate) | Scenario (50%)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement in assumptions of decrease in interest rates, sensitivity analysis	16,231
Impact on income statement in assumptions of increase in interest rates, sensitivity analysis	R$ 29,277